Federated Hermes Prime Cash Obligations Fund Expense Example - Class R Shares [Member] - Federated Hermes Prime Cash Obligations Fund - R	Jul. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 125
Expense Example, with Redemption, 3 Years	390
Expense Example, with Redemption, 5 Years	676
Expense Example, with Redemption, 10 Years	$ 1,489